INCOME TAXES (Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Net income before provision for income taxes	$ 5,253	$ 25,597	$ 23,771
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 1,313	$ 6,399	$ 5,943
Expenses not deductible for tax purposes	221	1,504	1,034
Research and development expenses bonus deduction	$ (1,070)	(598)	$ (460)
Investment loss deductible for tax purposes		(2,104)
Effect of preferential income tax rate	$ (1,210)	(3,990)	$ (10,104)
Effect of income tax rate difference in other jurisdictions	543	446	233
Change in valuation allowance	3,173	1,265	467
Withholding tax relating to distributable earnings	1,608	3,451	3,614
Total income tax expenses	$ 4,578	$ 6,373	$ 727